Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue
Cost of Revenue
Gross Profit
Operating Expenses
General and administrative	229,379	202,745	829,412	844,456
Total Operating Expenses	(229,379)	(202,745)	(829,412)	(844,456)
Other Income (Expense)
Interest expense
Rental income				61,625
Total Other Income (Expense)				61,625
Loss before Income Taxes	(229,379)	(202,745)	(829,412)	(782,831)
Provision for Income Tax
Net Loss	$ (229,379)	$ (202,745)	$ (829,412)	$ (782,831)
Loss per Share - Basic and Diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.03)
Weighted Average Shares Outstanding - Basic and Diluted	27,077,487	26,615,293	26,848,787	23,025,035